Borrowings - Summary of Long Term Bank Loans (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Outstanding loan	¥ 3,480,958	¥ 3,673,864
Current portion according to the repayment schedule	1,569,033	1,188,998
Long-term portion	6,586,490	5,431,711
Long-Term Debt [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	8,155,523	6,620,709
Current portion according to the repayment schedule	1,569,033	1,188,998
Long-term portion	¥ 6,586,490	¥ 5,431,711
Effective interest rate	0.00%	0.00%
Long-Term Debt [Member] | Zhaoqing Xiaopeng [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 1,257,000	¥ 1,491,800
Current portion according to the repayment schedule	505,000	234,800
Long-term portion	¥ 752,000	¥ 1,257,000
Effective interest rate	3.63%	4.05%
Long-Term Debt [Member] | Zhaoqing Xiaopeng New Energy [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 1,284,200	¥ 1,241,825
Current portion according to the repayment schedule	527,792	743,325
Long-term portion	¥ 756,408	¥ 498,500
Effective interest rate	3.26%	3.04%
Long-Term Debt [Member] | Guangzhou Xiaopeng Motors Financing Lease Co Ltd [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 140,000	¥ 157,500
Current portion according to the repayment schedule	140,000	17,500
Long-term portion	¥ 0	¥ 140,000
Effective interest rate	3.80%	3.80%
Long-Term Debt [Member] | Guangdong Xiaopeng Motors Technology Group Co Ltd [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 1,690,000	¥ 500,000
Current portion according to the repayment schedule	56,000	2,000
Long-term portion	¥ 1,634,000	¥ 498,000
Effective interest rate	2.25%	2.35%
Long-Term Debt [Member] | Wuhan Xiaopeng [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 2,099,658	¥ 2,077,006
Current portion according to the repayment schedule	222,571	174,906
Long-term portion	¥ 1,877,087	¥ 1,902,100
Effective interest rate	3.15%	3.81%
Long-Term Debt [Member] | Guangzhou Pengyue Automobile Development Co Ltd [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 865,806	¥ 323,720
Current portion according to the repayment schedule	17,670	6,467
Long-term portion	¥ 848,136	¥ 317,253
Effective interest rate	3.08%	3.43%
Long-Term Debt [Member] | Guangzhou Xiaopeng New Energy Motors Co Ltd [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Outstanding loan	¥ 818,859	¥ 828,858
Current portion according to the repayment schedule	100,000	10,000
Long-term portion	¥ 718,859	¥ 818,858
Effective interest rate	4.00%	4.56%